Convertible notes at fair value and derivative liabilities (Details) - Summary of fair value of the notes determined using monte carlo simulation with key assumptions (Details)	Jun. 30, 2020	Mar. 31, 2020	Feb. 03, 2020	Dec. 31, 2019	Dec. 12, 2019	Nov. 14, 2019	Aug. 22, 2019	Mar. 01, 2019	Feb. 01, 2019	Dec. 31, 2018
Debt Instrument Fair Value Disclosure [Abstract]
Volatility	51.24%	45.38%	42.09%	44.17%	43.86%	44.34%	43.86%	44.99%	44.59%	44.32%
Risk-free rate	0.24%	0.45%	1.37%	1.67%	1.71%	1.61%	1.47%	2.62%	2.55%	2.52%